Segment information (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer D
Customers accounting for more than 5% of the Group's revenue	5	0	0
Customer E
Customers accounting for more than 5% of the Group's revenue	5	6	0
Customer C
Customers accounting for more than 5% of the Group's revenue	7	0	0
Customer B
Customers accounting for more than 5% of the Group's revenue	10	9	0
Customer A
Customers accounting for more than 5% of the Group's revenue	14	18	15
Customer F
Customers accounting for more than 5% of the Group's revenue	0	0	17
Customer G
Customers accounting for more than 5% of the Group's revenue	0	0	9
Customer H
Customers accounting for more than 5% of the Group's revenue	0	0	7